Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income		$ 77,779	$ 48,659
Items not involving cash:
Amortization of flow-through premium liability		(1,969)	(1,017)
Depreciation and amortization		659	352
Deferred income tax expense		5,038	5,577
Amortization of deferred financing fees		340	84
Income from equity accounted investment in Juanicipio		(92,875)	(65,099)
Share-based compensation expense		3,829	3,279
Interest expense on lease obligation		11	27
Unrealized foreign exchange (gain) loss		(242)	71
Accounts receivable		(76)	(340)
Prepaid expenses		1,218	(555)
Trade and other payables		291	44
Net cash from operating activities		(5,997)	(8,918)
INVESTING ACTIVITIES
Exploration and evaluation expenditures		(22,717)	(15,220)
Acquisition of exploration property		(3,802)	0
Investment in Juanicipio		0	(25,376)
Receipt of principal on loans to Juanicipio		92,361	25,714
Receipt of interest on loans to Juanicipio		5,015	7,639
Receipt of dividends from Juanicipio	[1]	26,400	0
Purchase of equipment		(168)	0
Net cash used in investing activities		97,089	(7,243)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options		2,548	307
Issuance of common shares, net of share issue costs		0	39,750
Issuance of flow-through shares, net of share issue costs		0	15,998
Payment of lease obligation		(177)	(134)
Deferred financing fees for credit facility		0	(993)
Net cash used in financing activities		2,371	54,928
Effect of exchange rate changes on cash and cash equivalents		177	(15)
Increase in cash and cash equivalents during the year		93,640	38,752
Cash and cash equivalents, beginning of year		68,707	29,955
Cash and cash equivalents, end of year		$ 162,347	$ 68,707

[1]	During the year ended December 31, 2024, an inaugural dividends payment amounting to $26,400 was received from Juanicipio (year ended December 31, 2023: nil).